Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock California Municipal Series Trust
Entity Central Index Key	0000765199
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000011302 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MACMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Institutional Shares returned 1.79%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 1.95%.
What contributed to performance?
The Fund’s holdings in short- to intermediate-term bonds made a large contribution to absolute returns due to the combination of income and price appreciation. Positions in corporate-backed prepaid gas issues also contributed due to the sector’s generally higher credit ratings and the concentration of securities in the seven- to 10-year maturity range. Holdings in the transportation and utilities sectors also performed well, as essential service revenue bonds generally were more popular with retail investors than general obligation issues. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Certain holdings in longer-term securities detracted from returns. At the sector level, workforce housing and charter schools posted negative returns at a time in which lower-quality bonds fell out of favor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	1.79%	1.79%	2.40%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
California Customized Reference Benchmark	1.95	0.41	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,327,786,698
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 8,559,376
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,327,786,698
Number of Portfolio Holdings	258
Net Investment Advisory Fees	$8,559,376
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.4%
Corporate	18.5%
Utilities	16.9%
Transportation	15.8%
Health	7.0%
State	6.2%
Education	3.2%
Tobacco	2.3%
Housing	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	18.0%
AA/Aa	52.5%
A	14.2%
BBB/Baa	2.4%
BB/Ba	—	%(d)
CCC/Caa	0.2%
N/R	12.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Rounds to less than 0.1%.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038561 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MECMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A Shares returned 1.55%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 1.95%.
What contributed to performance?
The Fund’s holdings in short- to intermediate-term bonds made a large contribution to absolute returns due to the combination of income and price appreciation. Positions in corporate-backed prepaid gas issues also contributed due to the sector’s generally higher credit ratings and the concentration of securities in the seven- to 10-year maturity range. Holdings in the transportation and utilities sectors also performed well, as essential service revenue bonds generally were more popular with retail investors than general obligation issues. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Certain holdings in longer-term securities detracted from returns. At the sector level, workforce housing and charter schools posted negative returns at a time in which lower-quality bonds fell out of favor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	1.55%	1.57%	2.15%
Investor A Shares (with sales charge)	(2.77)	0.69	1.71
Bloomberg Municipal Bond Index	2.03	0.55	2.13
California Customized Reference Benchmark	1.95	0.41	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,327,786,698
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 8,559,376
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,327,786,698
Number of Portfolio Holdings	258
Net Investment Advisory Fees	$8,559,376
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.4%
Corporate	18.5%
Utilities	16.9%
Transportation	15.8%
Health	7.0%
State	6.2%
Education	3.2%
Tobacco	2.3%
Housing	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	18.0%
AA/Aa	52.5%
A	14.2%
BBB/Baa	2.4%
BB/Ba	—	%(d)
CCC/Caa	0.2%
N/R	12.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Rounds to less than 0.1%.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011299 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor A1 Shares returned 1.79%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 1.95%.
What contributed to performance?
The Fund’s holdings in short- to intermediate-term bonds made a large contribution to absolute returns due to the combination of income and price appreciation. Positions in corporate-backed prepaid gas issues also contributed due to the sector’s generally higher credit ratings and the concentration of securities in the seven- to 10-year maturity range. Holdings in the transportation and utilities sectors also performed well, as essential service revenue bonds generally were more popular with retail investors than general obligation issues. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Certain holdings in longer-term securities detracted from returns. At the sector level, workforce housing and charter schools posted negative returns at a time in which lower-quality bonds fell out of favor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	1.79%	1.74%	2.31%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
California Customized Reference Benchmark	1.95	0.41	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,327,786,698
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 8,559,376
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,327,786,698
Number of Portfolio Holdings	258
Net Investment Advisory Fees	$8,559,376
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.4%
Corporate	18.5%
Utilities	16.9%
Transportation	15.8%
Health	7.0%
State	6.2%
Education	3.2%
Tobacco	2.3%
Housing	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	18.0%
AA/Aa	52.5%
A	14.2%
BBB/Baa	2.4%
BB/Ba	—	%(d)
CCC/Caa	0.2%
N/R	12.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Rounds to less than 0.1%.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199773 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Class K Shares returned 1.93%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 1.95%.
What contributed to performance?
The Fund’s holdings in short- to intermediate-term bonds made a large contribution to absolute returns due to the combination of income and price appreciation. Positions in corporate-backed prepaid gas issues also contributed due to the sector’s generally higher credit ratings and the concentration of securities in the seven- to 10-year maturity range. Holdings in the transportation and utilities sectors also performed well, as essential service revenue bonds generally were more popular with retail investors than general obligation issues. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Certain holdings in longer-term securities detracted from returns. At the sector level, workforce housing and charter schools posted negative returns at a time in which lower-quality bonds fell out of favor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	1.93%	1.86%	2.44%
Bloomberg Municipal Bond Index	2.03	0.55	2.13
California Customized Reference Benchmark	1.95	0.41	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,327,786,698
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 8,559,376
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,327,786,698
Number of Portfolio Holdings	258
Net Investment Advisory Fees	$8,559,376
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.4%
Corporate	18.5%
Utilities	16.9%
Transportation	15.8%
Health	7.0%
State	6.2%
Education	3.2%
Tobacco	2.3%
Housing	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	18.0%
AA/Aa	52.5%
A	14.2%
BBB/Baa	2.4%
BB/Ba	—	%(d)
CCC/Caa	0.2%
N/R	12.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Rounds to less than 0.1%.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in expenses related to financing activities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038562 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock California Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock California Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$147	1.46%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended May 31, 2025, the Fund’s Investor C Shares returned 0.78%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 2.03%, and the Fund’s customized reference benchmark, the California Customized Reference Benchmark, returned 1.95%.
What contributed to performance?
The Fund’s holdings in short- to intermediate-term bonds made a large contribution to absolute returns due to the combination of income and price appreciation. Positions in corporate-backed prepaid gas issues also contributed due to the sector’s generally higher credit ratings and the concentration of securities in the seven- to 10-year maturity range. Holdings in the transportation and utilities sectors also performed well, as essential service revenue bonds generally were more popular with retail investors than general obligation issues. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Certain holdings in longer-term securities detracted from returns. At the sector level, workforce housing and charter schools posted negative returns at a time in which lower-quality bonds fell out of favor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	0.78%	0.78%	1.54%
Investor C Shares (with sales charge)	(0.20)	0.78	1.54
Bloomberg Municipal Bond Index	2.03	0.55	2.13
California Customized Reference Benchmark	1.95	0.41	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,327,786,698
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 8,559,376
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,327,786,698
Number of Portfolio Holdings	258
Net Investment Advisory Fees	$8,559,376
Portfolio Turnover Rate	117%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.4%
Corporate	18.5%
Utilities	16.9%
Transportation	15.8%
Health	7.0%
State	6.2%
Education	3.2%
Tobacco	2.3%
Housing	0.7%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	18.0%
AA/Aa	52.5%
A	14.2%
BBB/Baa	2.4%
BB/Ba	—	%(d)
CCC/Caa	0.2%
N/R	12.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Rounds to less than 0.1%.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.